Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net

6. Property, plant and equipment, net

The components of property, plant and equipment were as follows as of December 31:

	2011	2010
Land	$260	$260
Building and improvements	1,975	1,899
Office furniture and equipment	2,899	2,633
Tooling and equipment	3,775	3,314
Transportation equipment	223	431
Construction in progress	607	160

Property, plant and equipment, at cost	9,739	8,697
Accumulated depreciation	(6,128)	(5,814)

Property, plant and equipment, net	$3,611	$2,883

Property, plant and equipment are recorded at cost. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the period from the date the assets are placed in service to the end of the initial lease term. Depreciation expense totaled $785,000, $988,000, and $984,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Depreciation of equipment acquired under a capital lease is provided using the straight line method over the shorter of the useful life of the equipment or the duration of the lease. The related depreciation for capital lease assets is included in depreciation expense. The Company did not have equipment under capital lease at December 31, 2011. The carrying value of property under capital lease was $456,000 at December 31, 2010, net of accumulated depreciation of $1.1 million.

Repairs and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated.

Estimated useful lives by major asset category are as follows:

Life (in years)
Buildings	39
Leasehold improvements	8 – 10
Office furniture and equipment	8
Tooling and equipment	3 – 8
Transportation equipment	5
Property under capital lease	3 – 8

Long-lived assets

Long-lived assets, such as property, plant and equipment and land, are evaluated for impairment whenever, events or changes in circumstances indicate the carrying value of an asset may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no adjustments to the carrying value of long-lived assets during the years ended December 31, 2011 and 2010.